Operating Segments (Tables)	3 Months Ended
Mar. 31, 2026
Operating Segments [Abstract]
Schedule of Operational Segments

The information by consolidated operational segments is as follows:

	Three-month period ended March 31, 2026
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	3,788,840	2,379,293	7,166,565	2,031,663	4,529,387	2,144,898	298,788	22,339,434	(730,809)	21,608,625
Adjusted EBITDA (1)	167,692	369,259	(266,759)	274,116	449,657	132,760	6,607	1,133,332	—	1,133,332

	Three-month period ended March 31, 2025
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous	Total reportable segments	Elimination (*)	Total
Net revenue	3,169,982	2,150,468	6,421,610	2,001,663	4,459,422	1,621,529	118,366	19,943,040	(416,520)	19,526,520
Adjusted EBITDA (1)	131,078	425,693	(100,473)	247,302	660,201	160,355	3,571	1,527,727	—	1,527,727

(*)	Includes intercompany and intersegment transactions.

(1)	The Adjusted EBITDA is reconciled with the consolidated operating profit, as follows:

Schedule of Adjusted EBITDA is Reconciled with the Consolidated Profit (Loss) Before Taxes
	Three-month period ended March 31,
	2026	2025
Profit before taxes	308,693	694,104
Share of profit of equity-accounted investees, net of tax	(138,415)	(2,735)
Net finance expense	314,210	191,546
Depreciation and amortization	617,488	535,648
Antitrust agreements (1)	24,644	79,549
Donations and social programs (2)	535	527
Impairment of assets (3)	—	5,662
Restructuring (4)	2,783	17,002
Other operating income (expense), net (5)	3,394	6,424
Total Adjusted EBITDA for operating segments	1,133,332	1,527,727

(1)	Refers to the Agreements entered by JBS USA and its subsidiaries.
(2)	Refers to the donations, substantially composed of the Fundo JBS pela Amazônia.
(3)	This mainly refers to the impairment of fixed assets and the impairment of recoverable tax credits.
(4)	Refers to the project implementation of multiple restructuring initiatives mainly in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
(5)	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.

Schedule of Net Revenue and Total Assets

The net revenue and total assets are present below segregated by geographic area considering facilities location as additional information.

	Three-month period ended March 31, 2026
	United States of America (2)	Mexico and Canada	Brazil (3)	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	10,918,381	1,602,725	5,983,679	1,858,803	1,652,442	186,744	22,202,774	(594,149)	21,608,625

	Three-month period ended March 31, 2025
	United States of America (2)	Mexico and Canada	Brazil (3)	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	10,279,449	1,415,905	5,119,173	1,436,247	1,461,712	90,258	19,802,744	(276,224)	19,526,520

	March 31, 2026
	United States of America (2)	Mexico and Canada	Brazil (3)	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Total assets	13,866,782	3,212,446	15,915,986	4,000,411	8,594,795	438,934	46,029,354	(849,055)	45,180,299

	December 31, 2025
	United States of America (2)	Mexico and Canada	Brazil (3)	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Total assets	13,940,917	5,468,199	15,934,286	4,350,848	5,645,073	435,728	45,775,051	(618,565)	45,156,486

(1)	Includes intercompany and intersegment transactions.

(2)	Amounts previously disclosed under the ‘North and Central America’ geographic area are now presented disaggregated into two distinct geographic areas: ‘United States of America’ and ‘Mexico and Canada’. This disaggregation was performed retrospectively for information comparability purposes.

(3)	Amounts previously disclosed under the 'South America' geographic area are now presented on a disaggregated basis, with 'Brazil' identified as a standalone due to its operational significance. Remaining countries in the region are now grouped under 'Minor regions'. Accordingly, comparative information for prior periods has been restated to conform to the current period's presentation, ensuring consistency and comparability.